Consolidated Statement of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	$ 180,543	$ 344,877	$ 388,379
Share of profit of joint ventures and associates	1,783	3,604	4,106
Interest and other income	869	3,625	4,071
Total revenue and other income	183,195	352,106	396,556
Purchases	117,093	252,983	294,399
Production and manufacturing expenses	24,001	26,438	26,970
Selling, distribution and administrative expenses	9,881	10,493	11,360
Research and development	907	962	986
Exploration	1,747	2,354	1,340
Depreciation, depletion and amortisation	52,444	28,701	22,135
Interest expense	4,089	4,690	3,745
Total expenditure	210,162	326,621	360,935
(Loss)/income before taxation	(26,967)	25,485	35,621
Taxation (credit)/charge	(5,433)	9,053	11,715
(Loss)/income for the period	(21,534)	16,432	23,906
Income attributable to non-controlling interest	146	590	554
(Loss)/income attributable to Royal Dutch Shell plc shareholders	$ (21,680)	$ 15,842	$ 23,352
Basic earnings per share ($ per share)	$ (2.78)	$ 1.97	$ 2.82
Diluted earnings per share ($ per share)	$ (2.78)	$ 1.95	$ 2.80